Quarterly Report
October 31, 2019
MFS®  High Yield Pooled Portfolio

Portfolio of Investments
10/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 93.1%
Aerospace – 1.6%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$2,430,000	$2,321,622
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (z)		1,970,000	2,058,650
TransDigm, Inc., 6.5%, 7/15/2024		2,385,000	2,462,513
TransDigm, Inc., 6.25%, 3/15/2026 (n)		2,812,000	3,012,355
TransDigm, Inc., 6.375%, 6/15/2026		1,025,000	1,072,406
TransDigm, Inc., 5.5%, 11/15/2027 (z)		2,690,000	2,681,096
			$13,608,642
Automotive – 1.8%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$8,059,000	$8,250,401
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		360,000	387,900
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		3,255,000	3,487,407
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		3,635,000	3,662,263
			$15,787,971
Broadcasting – 4.0%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026 (n)		$1,750,000	$1,828,750
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027 (z)		2,075,000	2,137,250
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)		600,000	643,500
iHeartCommunications, Inc., 5.25%, 8/15/2027 (z)		695,000	717,032
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		2,145,000	2,214,713
Match Group, Inc., 6.375%, 6/01/2024		3,480,000	3,654,000
Match Group, Inc., 5%, 12/15/2027 (n)		2,390,000	2,494,562
National CineMedia, LLC, 5.875%, 4/15/2028 (z)		1,845,000	1,939,280
Netflix, Inc., 5.875%, 2/15/2025		3,825,000	4,207,500
Netflix, Inc., 5.875%, 11/15/2028		2,700,000	2,973,375
Netflix, Inc., 3.875%, 11/15/2029	EUR	2,580,000	2,944,087
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		$3,205,000	3,380,313
WMG Acquisition Corp., 5%, 8/01/2023 (n)		1,045,000	1,071,125
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		3,555,000	3,679,425
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		815,000	855,750
			$34,740,662
Building – 5.2%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		$4,470,000	$4,694,841
ABC Supply Co., Inc., 4%, 1/15/2028 (z)		4,285,000	4,274,287
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		2,955,000	2,903,435
Beacon Roofing Supply, Inc., 4.5%, 11/15/2026 (n)		1,280,000	1,305,600
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (p)(z)		605,000	601,975
Core & Main LP, 6.125%, 8/15/2025 (n)		2,170,000	2,205,263
HD Supply, Inc., 5.375%, 10/15/2026 (n)		4,990,000	5,276,925
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		1,890,000	1,960,573
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		2,265,000	2,372,588
NCI Building Systems, Inc., 8%, 4/15/2026 (n)		1,700,000	1,671,746
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		1,480,000	1,531,800
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		2,709,000	2,817,360
Patrick Industries, Inc., 7.5%, 10/15/2027 (z)		1,380,000	1,431,750
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		2,358,000	2,163,465
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		2,080,000	2,139,904
Standard Industries, Inc., 6%, 10/15/2025 (n)		3,615,000	3,795,750
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		3,690,000	3,760,571
			$44,907,833

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 2.8%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$3,060,000	$3,193,875
CDK Global, Inc., 4.875%, 6/01/2027	3,430,000	3,614,363
Equinix, Inc., 5.75%, 1/01/2025	1,540,000	1,592,021
Equinix, Inc., 5.875%, 1/15/2026	1,530,000	1,625,166
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	1,160,000	1,302,100
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027	960,000	992,400
MSCI, Inc., 5.75%, 8/15/2025 (n)	2,205,000	2,312,494
MSCI, Inc., 4.75%, 8/01/2026 (n)	6,685,000	7,002,203
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	2,140,000	2,276,425
		$23,911,047
Cable TV – 9.1%
Altice Financing S.A., 7.5%, 5/15/2026 (n)	$1,295,000	$1,375,937
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	768,000	786,970
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,325,000	1,374,688
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	7,990,000	8,437,440
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	5,820,000	6,169,200
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (z)	2,395,000	2,442,181
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	3,020,000	3,182,325
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	9,660,000	10,239,697
CSC Holdings LLC, 7.5%, 4/01/2028 (n)	2,030,000	2,288,825
DISH DBS Corp., 5.875%, 11/15/2024	1,685,000	1,689,212
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)	1,670,000	1,549,092
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	4,360,000	4,076,600
LCPR Senior Secured Financing D.A.C., 6.75%, 10/15/2027 (z)	1,580,000	1,621,475
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	5,925,000	6,191,625
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	1,775,000	1,918,686
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	1,745,000	1,776,410
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	1,600,000	1,664,000
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	3,600,000	3,828,600
Telesat Holdings, Inc., 6.5%, 10/15/2027 (z)	1,720,000	1,795,766
Videotron Ltd., 5.375%, 6/15/2024 (n)	930,000	1,010,213
Videotron Ltd., 5.125%, 4/15/2027 (n)	7,100,000	7,543,750
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	830,000	854,900
Virgin Media Secured Finance PLC, 5.5%, 5/15/2029 (z)	2,375,000	2,523,437
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	4,240,000	4,367,200
		$78,708,229
Chemicals – 1.8%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$6,160,000	$6,360,200
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	2,628,000	2,549,160
Element Solutions, Inc., 5.875%, 12/01/2025 (z)	1,175,000	1,226,591
SPCM S.A., 4.875%, 9/15/2025 (n)	3,240,000	3,353,400
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (z)	1,755,000	1,746,225
		$15,235,576
Computer Software – 1.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	$1,960,000	$1,990,145
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	1,670,000	1,906,101
VeriSign, Inc., 5.25%, 4/01/2025	4,060,000	4,445,700
VeriSign, Inc., 4.75%, 7/15/2027	1,665,000	1,758,656
		$10,100,602
Computer Software - Systems – 2.4%
CDW LLC/CDW Finance Corp., 4.25%, 4/01/2028	$3,420,000	$3,540,042
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	5,155,000	5,593,175
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	2,400,000	2,489,544
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	5,035,000	5,167,169

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – continued
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$3,740,000	$4,001,800
		$20,791,730
Conglomerates – 3.1%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$2,685,000	$2,839,387
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	4,580,000	4,850,449
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	940,000	1,017,550
EnerSys, 5%, 4/30/2023 (n)	3,915,000	4,037,344
Gates Global LLC, 6%, 7/15/2022 (n)	2,077,000	2,074,404
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (z)	1,195,000	1,108,363
MTS Systems Corp., 5.75%, 8/15/2027 (z)	2,355,000	2,466,862
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	2,610,000	2,805,750
TriMas Corp., 4.875%, 10/15/2025 (n)	5,765,000	5,865,887
		$27,065,996
Construction – 1.2%
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	$3,380,000	$3,574,350
Toll Brothers Finance Corp., 4.875%, 11/15/2025	2,045,000	2,208,600
Toll Brothers Finance Corp., 4.35%, 2/15/2028	4,735,000	4,922,920
		$10,705,870
Consumer Products – 0.7%
Coty, Inc., 6.5%, 4/15/2026 (n)	$1,990,000	$2,038,914
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	3,325,000	3,545,448
Mattel, Inc., 6.75%, 12/31/2025 (n)	600,000	626,250
		$6,210,612
Consumer Services – 1.8%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$2,065,000	$2,157,925
Cimpress N.V., 7%, 6/15/2026 (n)	2,920,000	3,080,600
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	2,200,000	2,395,250
GW B-CR Security Corp., 9.5%, 11/01/2027	474,000	487,035
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	1,350,000	1,447,875
Realogy Group LLC, 9.375%, 4/01/2027 (n)	2,395,000	2,353,087
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	3,805,000	3,938,175
		$15,859,947
Containers – 3.6%
ARD Finance S.A., 7.125%, 9/15/2023	$2,495,000	$2,591,681
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)	1,376,249	1,399,855
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)	1,700,000	1,625,625
Crown American LLC, 4.5%, 1/15/2023	2,872,000	3,001,240
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	4,105,000	4,284,594
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	2,095,000	2,198,284
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	2,605,000	2,442,188
Reynolds Group, 5.75%, 10/15/2020	1,599,028	1,604,544
Reynolds Group, 5.125%, 7/15/2023 (n)	2,080,000	2,133,976
Reynolds Group, 7%, 7/15/2024 (n)	775,000	802,125
Sealed Air Corp., 4.875%, 12/01/2022 (n)	3,635,000	3,848,556
Silgan Holdings, Inc., 4.75%, 3/15/2025	3,280,000	3,353,800
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (z)	1,765,000	1,881,931
		$31,168,399
Electrical Equipment – 0.5%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$1,810,000	$1,610,357
CommScope Technologies LLC, 5%, 3/15/2027 (n)	2,935,000	2,399,363
		$4,009,720

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 2.1%
Entegris, Inc., 4.625%, 2/10/2026 (n)	$3,510,000	$3,613,642
Qorvo, Inc., 5.5%, 7/15/2026	4,810,000	5,134,579
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	3,975,000	4,362,562
Sensata Technologies B.V., 5%, 10/01/2025 (n)	4,790,000	5,162,183
		$18,272,966
Energy - Independent – 1.9%
Callon Petroleum Co., 6.375%, 7/01/2026	$2,155,000	$2,009,537
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	2,780,000	2,717,506
Highpoint Operating Corp., 7%, 10/15/2022	365,000	326,675
Jagged Peak Energy LLC, 5.875%, 5/01/2026	1,615,000	1,631,150
Laredo Petroleum, Inc., 6.25%, 3/15/2023	365,000	333,063
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	2,020,000	2,020,000
Montage Resources Corp., 8.875%, 7/15/2023	365,000	280,138
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	2,250,000	2,323,125
Range Resources Corp., 4.875%, 5/15/2025	485,000	389,212
Sanchez Energy Corp., 6.125%, 1/15/2023 (a)(d)	2,180,000	98,100
SM Energy Co., 6.75%, 9/15/2026	1,945,000	1,667,837
Southwestern Energy Co., 6.2%, 1/23/2025	485,000	426,800
WPX Energy, Inc., 5.75%, 6/01/2026	1,850,000	1,859,249
		$16,082,392
Entertainment – 2.0%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025	$1,910,000	$1,814,691
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (n)	1,165,000	1,205,775
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	4,825,000	5,138,625
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)	675,000	703,755
Motion Bondco D.A.C., 6.625%, 11/15/2027 (z)	2,300,000	2,340,250
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	5,655,000	5,838,787
		$17,041,883
Financial Institutions – 2.7%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$1,120,000	$1,167,600
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	1,915,000	2,066,286
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,524,000	1,582,217
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	5,010,000	5,127,484
OneMain Financial Corp., 6.875%, 3/15/2025	1,890,000	2,140,425
OneMain Financial Corp., 7.125%, 3/15/2026	1,160,000	1,322,400
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	5,960,000	6,552,424
Wand Merger Corp., 8.125%, 7/15/2023 (n)	2,860,000	3,031,600
		$22,990,436
Food & Beverages – 3.5%
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	$3,425,000	$3,570,562
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	4,245,000	4,669,542
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	2,313,000	2,385,281
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	6,285,000	6,607,106
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	1,695,000	1,781,869
Performance Food Group Co., 5.5%, 10/15/2027 (z)	2,445,000	2,585,588
Pilgrim's Pride Corp., 5.75%, 3/15/2025 (n)	980,000	1,016,750
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	2,540,000	2,721,661
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	4,275,000	4,403,250
		$29,741,609
Gaming & Lodging – 4.4%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$2,945,000	$3,014,944
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	1,755,000	1,906,281
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,320,000	2,543,926
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	1,790,000	1,968,374

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	$4,550,000	$4,777,500
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	4,245,000	4,361,737
MGM Growth Properties LLC, 4.5%, 9/01/2026	5,750,000	6,109,375
Scientific Games Corp., 8.25%, 3/15/2026 (n)	1,620,000	1,713,150
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	6,405,000	6,757,275
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	2,535,000	2,693,437
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (z)	715,000	745,388
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	1,455,000	1,497,286
		$38,088,673
Industrial – 0.5%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$4,140,000	$4,321,125
Insurance - Health – 0.6%
Centene Corp., 6.125%, 2/15/2024	$2,190,000	$2,276,921
Centene Corp., 5.375%, 6/01/2026 (n)	2,995,000	3,170,208
		$5,447,129
Insurance - Property & Casualty – 1.0%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (z)	$2,300,000	$2,392,253
AssuredPartners, Inc., 7%, 8/15/2025 (n)	2,510,000	2,500,587
Hub International Ltd., 7%, 5/01/2026 (n)	3,845,000	3,955,544
		$8,848,384
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$2,225,000	$2,291,750
Major Banks – 0.9%
Barclays PLC, 7.875%, 12/29/2049	$1,600,000	$1,706,125
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	1,505,000	1,636,688
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	4,115,000	4,458,602
		$7,801,415
Medical & Health Technology & Services – 6.9%
Avantor, Inc., 9%, 10/01/2025 (n)	$4,300,000	$4,803,960
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	1,200,000	1,122,000
DaVita, Inc., 5%, 5/01/2025	3,195,000	3,227,589
Encompass Health Corp., 5.75%, 9/15/2025	1,660,000	1,732,625
Encompass Health Corp., 4.5%, 2/01/2028	960,000	981,600
HCA, Inc., 7.5%, 2/15/2022	2,050,000	2,274,475
HCA, Inc., 5.375%, 2/01/2025	8,285,000	9,103,144
HCA, Inc., 5.875%, 2/15/2026	4,670,000	5,253,750
HCA, Inc., 5.625%, 9/01/2028	820,000	921,475
HealthSouth Corp., 5.125%, 3/15/2023	3,275,000	3,340,500
HealthSouth Corp., 5.75%, 11/01/2024	637,000	644,166
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	1,675,000	1,647,781
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	5,950,000	6,307,000
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	2,095,000	1,937,980
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	1,210,000	1,013,375
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	3,078,000	3,247,290
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	3,250,000	3,566,875
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	680,000	438,600
Tenet Healthcare Corp., 6.75%, 6/15/2023	2,305,000	2,439,727
Tenet Healthcare Corp., 4.875%, 1/01/2026 (z)	3,065,000	3,172,275
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	2,490,000	2,371,725
		$59,547,912

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 1.3%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$2,225,000	$2,291,750
Teleflex, Inc., 5.25%, 6/15/2024	2,895,000	2,972,803
Teleflex, Inc., 4.875%, 6/01/2026	1,670,000	1,750,891
Teleflex, Inc., 4.625%, 11/15/2027	4,295,000	4,499,012
		$11,514,456
Metals & Mining – 3.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,605,000	$1,605,000
Big River Steel LLC, 7.25%, 9/01/2025 (n)	585,000	601,088
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	1,720,000	1,679,150
Freeport-McMoRan, Inc., 5%, 9/01/2027	2,605,000	2,660,356
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	2,215,000	2,254,427
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	1,165,000	1,124,225
Harsco Corp., 5.75%, 7/31/2027 (n)	2,290,000	2,378,783
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	3,455,000	1,727,500
Novelis Corp., 5.875%, 9/30/2026 (n)	3,115,000	3,271,061
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	597,000	417,900
Steel Dynamics, Inc., 4.125%, 9/15/2025	3,235,000	3,308,111
Steel Dynamics, Inc., 5%, 12/15/2026	2,385,000	2,540,502
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	995,000	845,750
TMS International Corp., 7.25%, 8/15/2025 (n)	2,755,000	2,279,763
		$26,693,616
Midstream – 2.9%
Antero Midstream Partners LP, 5.75%, 3/01/2027 (z)	$485,000	$360,719
Cheniere Energy Partners LP, 5.25%, 10/01/2025	6,605,000	6,836,175
Cheniere Energy, Inc., 5.875%, 3/31/2025	7,340,000	8,138,885
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)	1,389,000	1,415,044
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	3,025,000	3,036,344
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	2,365,000	2,424,172
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	2,565,000	2,625,919
		$24,837,258
Network & Telecom – 0.4%
C&W Senior Financing Designated Activity, 6.875%, 9/15/2027 (z)	$1,495,000	$1,573,488
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	1,780,000	1,809,156
		$3,382,644
Oil Services – 0.6%
Apergy Corp., 6.375%, 5/01/2026	$2,375,000	$2,321,562
Diamond Offshore Drill Co., 5.7%, 10/15/2039	2,120,000	1,134,200
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	725,000	616,250
Nabors Industries, Inc., 5.75%, 2/01/2025	1,615,000	1,203,660
		$5,275,672
Oils – 0.8%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$3,540,000	$3,742,488
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023	550,000	566,500
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	2,725,000	2,847,625
		$7,156,613
Pharmaceuticals – 1.5%
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (n)	$2,250,000	$2,269,688
Eagle Holding Co. II LLC, 7.75%, 5/15/2022 (n)	700,000	710,500
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	1,755,000	1,105,650
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	1,139,000	1,148,966
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	7,170,000	7,443,356
		$12,678,160

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.5%
Covanta Holding Corp., 5.875%, 3/01/2024	$2,305,000	$2,368,388
Covanta Holding Corp., 6%, 1/01/2027	840,000	877,800
GFL Environmental, Inc., 8.5%, 5/01/2027 (z)	690,000	759,000
		$4,005,188
Printing & Publishing – 0.4%
Nielsen Co. Lux S.à r.l., 5%, 2/01/2025 (n)	$720,000	$716,400
Nielsen Finance LLC, 5%, 4/15/2022 (n)	2,719,000	2,732,649
		$3,449,049
Real Estate - Healthcare – 0.6%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$2,265,000	$2,381,081
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	2,575,000	2,710,188
		$5,091,269
Real Estate - Other – 1.5%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$4,200,000	$4,326,000
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	2,720,000	2,907,000
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	2,030,000	2,070,600
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	3,609,000	3,731,165
		$13,034,765
Restaurants – 1.3%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$1,870,000	$1,926,287
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	6,920,000	7,317,900
Yum! Brands, Inc., 4.75%, 1/15/2030 (z)	1,840,000	1,929,700
		$11,173,887
Retailers – 1.2%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$2,140,000	$2,174,775
EG Global Finance PLC, 6.75%, 2/07/2025 (n)	1,350,000	1,350,000
EG Global Finance PLC, 8.5%, 10/30/2025 (z)	745,000	782,533
L Brands, Inc., 5.25%, 2/01/2028	3,930,000	3,645,075
Party City Holdings, Inc., 6.625%, 8/01/2026 (n)	1,170,000	1,137,825
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	1,180,000	1,218,350
		$10,308,558
Specialty Chemicals – 0.8%
Koppers, Inc., 6%, 2/15/2025 (n)	$1,844,000	$1,838,394
Univar USA, Inc., 6.75%, 7/15/2023 (n)	4,890,000	4,969,463
		$6,807,857
Specialty Stores – 0.6%
Penske Automotive Group Co., 5.375%, 12/01/2024	$2,220,000	$2,281,050
Penske Automotive Group Co., 5.5%, 5/15/2026	1,755,000	1,833,975
PetSmart, Inc., 5.875%, 6/01/2025 (n)	846,000	833,420
		$4,948,445
Supermarkets – 0.4%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024	$1,137,000	$1,192,429
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	1,865,000	1,929,715
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (z)	165,000	176,138
		$3,298,282
Telecommunications - Wireless – 5.5%
Altice France S.A., 8.125%, 2/01/2027 (n)	$3,150,000	$3,492,562
Altice France S.A., 5.5%, 1/15/2028 (z)	930,000	947,438
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	3,580,000	3,691,875
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	1,125,000	1,065,938

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
SBA Communications Corp., 4%, 10/01/2022	$3,990,000	$4,070,398
SBA Communications Corp., 4.875%, 9/01/2024	4,280,000	4,445,850
SFR Group S.A., 7.375%, 5/01/2026 (n)	3,275,000	3,507,017
Sprint Corp., 7.875%, 9/15/2023	4,180,000	4,613,675
Sprint Corp., 7.125%, 6/15/2024	7,215,000	7,828,275
Sprint Nextel Corp., 6%, 11/15/2022	2,230,000	2,358,225
T-Mobile USA, Inc., 6.5%, 1/15/2024	1,765,000	1,833,394
T-Mobile USA, Inc., 5.125%, 4/15/2025	2,180,000	2,265,129
T-Mobile USA, Inc., 6.5%, 1/15/2026	2,020,000	2,161,602
T-Mobile USA, Inc., 5.375%, 4/15/2027	4,995,000	5,369,625
		$47,651,003
Utilities - Electric Power – 2.1%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	$6,500,000	$6,670,625
Drax Finco PLC, 6.625%, 11/01/2025 (n)	2,260,000	2,392,775
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	4,560,000	4,742,400
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,355,000	1,382,100
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	2,107,000	2,164,310
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	940,000	961,150
		$18,313,360
Total Bonds		$802,908,592
Common Stocks – 0.3%
Construction – 0.1%
ICA Tenedora S.A. de C.V. (a)	258,532	$456,558
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	3,300	$1,669,107
Total Common Stocks		$2,125,665
Floating Rate Loans (r) – 0.2%
Broadcasting – 0.1%
Warner Music Group, Term Loan F, 3.91%, 11/01/2023	$662,000	$661,586
Conglomerates – 0.1%
Gates Global LLC, Term Loan B2, 4.535%, 3/31/2024	$780,040	$762,629
Food & Beverages – 0.0%
U.S. Foods Holding Corp., Term Loan B, 3.785%, 6/27/2023	$655,228	$657,071
Total Floating Rate Loans		$2,081,286
Convertible Bonds – 0.1%
Cable TV – 0.1%
DISH Network Corp., 3.375%, 8/15/2026	$1,180,000	$1,103,372
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	2,021	$505
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	2,021	253
Total Warrants				$758

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 6.1%
Money Market Funds – 6.1%
MFS Institutional Money Market Portfolio, 1.89% (v)	52,425,463	$52,430,706

Other Assets, Less Liabilities – 0.2%		1,772,094
Net Assets – 100.0%		$862,422,473
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $52,430,706 and $808,219,673, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $477,164,073, representing 55.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ABC Supply Co., Inc., 4%, 1/15/2028	10/23/19-10/24/19	$4,293,865	$4,274,287
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028	8/01/19	165,000	176,138
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027	10/02/19-10/03/19	2,313,368	2,392,253
Altice France S.A., 5.5%, 1/15/2028	9/13/19	930,000	947,438
Antero Midstream Partners LP, 5.75%, 3/01/2027	10/15/19	404,087	360,719
C&W Senior Financing Designated Activity, 6.875%, 9/15/2027	8/22/19-9/24/19	1,576,307	1,573,488
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030	9/17/19	2,395,000	2,442,181
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024	9/12/19-10/11/19	602,373	601,975
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027	7/18/19-8/21/19	2,092,540	2,137,250
EG Global Finance PLC, 8.5%, 10/30/2025	10/11/19	745,000	782,533
Element Solutions, Inc., 5.875%, 12/01/2025	8/28/19-9/04/19	1,228,075	1,226,591
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026	8/02/19-8/16/19	1,988,417	2,058,650
GFL Environmental, Inc., 8.5%, 5/01/2027	9/03/19	755,220	759,000
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027	9/25/19	1,149,610	1,108,363
iHeartCommunications, Inc., 5.25%, 8/15/2027	8/01/19-8/21/19	704,825	717,032
LCPR Senior Secured Financing D.A.C., 6.75%, 10/15/2027	10/22/19	1,580,000	1,621,475
Motion Bondco D.A.C., 6.625%, 11/15/2027	10/16/19-10/18/19	2,332,262	2,340,250
MTS Systems Corp., 5.75%, 8/15/2027	7/11/19-7/12/19	2,369,146	2,466,862
National CineMedia, LLC, 5.875%, 4/15/2028	10/02/19-10/03/19	1,854,871	1,939,280
Patrick Industries, Inc., 7.5%, 10/15/2027	9/12/19	1,380,000	1,431,750
Performance Food Group Co., 5.5%, 10/15/2027	9/16/19-9/17/19	2,489,963	2,585,588
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026	9/03/19-9/05/19	1,730,023	1,746,225
Telesat Holdings, Inc., 6.5%, 10/15/2027	9/27/19-9/30/19	1,736,078	1,795,766
Tenet Healthcare Corp., 4.875%, 1/01/2026	8/12/19-8/21/19	3,068,883	3,172,275
TransDigm, Inc., 5.5%, 11/15/2027	10/29/19	2,690,000	2,681,096
Trivium Packaging Finance B.V., 8.5%, 8/15/2027	7/19/19-8/21/19	1,835,294	1,881,931
Virgin Media Secured Finance PLC, 5.5%, 5/15/2029	10/21/19-10/30/19	2,522,023	2,523,437
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027	7/12/19	725,671	745,388
Yum! Brands, Inc., 4.75%, 1/15/2030	9/04/19	1,840,000	1,929,700
Total Restricted Securities			$50,418,921
% of Net assets			5.8%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 10/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	2,564,555	EUR	2,330,185	Merrill Lynch International	12/13/2019	$(41,385)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	13	$1,951,842	December – 2019	$28,824
U.S. Treasury Note 5 yr	Short	USD	175	20,860,547	December – 2019	142,937
						$171,761
At October 31, 2019, the fund had cash collateral of $156,700 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$758	$1,669,107	$1,669,865
Mexico	—	456,558	—	456,558
U.S. Corporate Bonds	—	678,925,475	—	678,925,475
Foreign Bonds	—	125,086,489	—	125,086,489
Floating Rate Loans	—	2,081,286	—	2,081,286
Mutual Funds	52,430,706	—	—	52,430,706
Total	$52,430,706	$806,550,566	$1,669,107	$860,650,379
Other Financial Instruments
Futures Contracts – Assets	$171,761	$—	$—	$171,761
Forward Foreign Currency Exchange Contracts – Liabilities	—	(41,385)	—	(41,385)

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/19	$2,935,086
Change in unrealized appreciation or depreciation	(1,265,979)
Balance as of 10/31/19	$1,669,107
The net change in unrealized appreciation or depreciation from investments held as level 3 at October 31, 2019 is $(1,265,979). At October 31, 2019, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,838,451	$180,239,068	$157,654,225	$427	$6,985	$52,430,706
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$623,973	$—